Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 08, 2015
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Dec. 08, 2015
Document Effective Date	Dec. 08, 2015
Prospectus Date	Dec. 08, 2015
Altshares Long/Short High Yield Fund | Altshares Long/Short High Yield Fund
Risk/Return:
Trading Symbol	LSHY